Note 6 - Accounts Payable and Accrued Liabilities (Tables)	6 Months Ended
Sep. 30, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about trade payable and accrued liabilities [text block]
	Note	September 30, 2023	March 31, 2023
Trade payables		$199,243	$884,741
Advance royalty payable		328,228	313,001
Accrued liabilities		79,934	311,004
Due to related parties	10	59,487	112,975
Total		$666,892	$1,621,721